PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Store operating equipment	924,359	1,287,211	197,274
Leasehold improvements	916,300	1,048,351	160,667
Office equipment and others	72,142	97,322	14,915
Office buildings	674,478	675,488	103,523
Construction in progress	39,217	192,032	29,430
	2,626,496	3,300,404	505,809
Less: accumulated depreciation	(519,320)	(1,001,459)	(153,480)
Less: impairment	(168,767)	(228,487)	(35,017)

	1,938,409	2,070,458	317,312

Depreciation expense was RMB106,690,  RMB411,713 and RMB483,279 (US$74,066) for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group entered into a project cooperation agreement and a strategic cooperation agreement with Xiamen municipal government and UCAR Inc. (collectively as the “Tri-Party Agreement”), pursuant to which the Group acquired the new headquarter building under favorable pricing terms that came with commitments, including meeting certain requirements around tax contribution, operating performance and capital investments. As of the date of this annual report, the Group is in the process of obtaining the real property ownership certificate for its headquarter, and is currently in discussions with the Xiamen municipal government to agree on a solution, including to enter into a new cooperation agreement.

Xiamen office building in the PRC with carrying values of RMB663,790 (US$101,730) as of December 31 2019 was pledged as collateral for loans obtained in October 2019 in the amount of RMB176,440 (US$27,041) and RMB173,210 (US$26,546) from Industrial and Commercial Bank of China Xiamen Branch (the “ICBC Xiamen Branch”) and Bank of China Limited Xiamen Branch (the “BOC Xiamen Branch”), respectively (see Note 10). The pledge was terminated along with the settlement of bank loans by the end of June 2020.

Impairment loss was nil, RMB168,767 and RMB228,487 (US$35,017) for the years ended December 31, 2018, 2019 and 2020, respectively. It consisted of (1) impairment loss amounted to RMB50,989 and RMB54,179 (US$8,303) for the asset group related to Luckin Coffee EXPRESS in connection with the first generation Luckin Coffee EXPRESS machines purchased in 2019 for trial operation and launching in early 2020 for the years ended December 31, 2019 and 2020 (also see Note 9 and Note 2(m)); (2) the impairment loss amounted to nil, RMB117,778 and RMB117,778 (US$18,050) for the asset group related to the underperforming or planned closed self-operating stores for the years ended December 31, 2018, 2019 and 2020 (See Note 2(m)); (3) the impairment loss amounted to nil,  nil and RMB 46,696 (US$7,157) for the asset group related to Luckin POP for the years ended December 31, 2018, 2019 and 2020; and (4) the impairment loss amounted to nil,  nil and RMB 9,834 (US$1,507) for the asset group related to store operating equipment and others for the years ended December 31, 2018, 2019 and 2020.

The Group accounted for the lease of certain store operating equipment in 2019 as a capital lease that transferred to the Group substantially all the benefits and risks incidental to the ownership of the assets. The carrying amount of the Group’s store operating equipment held under capital lease at December 31, 2019 and 2020 was as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$

Store operating equipment	66,681	—	—
Less: accumulated depreciation	(14,737)	—	—

	51,944	—	—

To secure the Group’s obligation under the capital lease as of December 31, 2018, Luckin TJ provided a corporate guarantee and Mr. Charles Zhengyao Lu, former chairman of the board of directors, pledged 35.3 million shares of UCAR Inc. The obligation was fully settled during the year of 2019.

Total future minimum lease payments of RMB11,642 and nil under the capital lease was outstanding as of December 31, 2019 and 2020, respectively. To secure the Group’s obligation under the capital lease as of December 31, 2019,  Ms.Jenny Zhiya Qian, former Chief Executive Officer of the Company, provided a personal guarantee. The capital lease obligation was fully settled subsequently as of March 2020.